FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

20.  FAIR VALUE MEASUREMENT

As of December 31, 2019 and 2020, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement
		at December 31, 2019
		Quoted prices
		in active	Significant
	Total fair	markets for	other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2019	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Description
Cash equivalents
Money market funds	312,635	—	312,635	—

Time deposits	23,849	—	23,849	—
Total	336,484	—	336,484	—

Fair value measurement
at December 31, 2020
Quoted prices
			in active	Significant
	Total fair		markets for	other	Significant
	value at		identical	observable	unobservable
	December 31,		assets	inputs	inputs
	2020		(Level 1)	(Level 2)	(Level 3)
	RMB	US$	RMB	RMB	RMB
Description
Cash equivalents
Money market funds	232,579	35,644	—	232,579	—

Total	232,579	35,644	—	232,579	—

20.  FAIR VALUE MEASUREMENT (continued)

The Group measured the fair value of its money market funds and time deposits based on alternative pricing sources and models utilizing market observable inputs and has classified those as level 2 measurement.

There were no transfers of fair value measurements into or out of Level 3 for the years ended December 31, 2018, 2019 and 2020.

The Group measures certain financial assets, including the investment under the measurement alternative method and equity method at fair value on a nonrecurring basis only if they were determined to be impaired on an other-than-temporary basis. The Group’s non-financial assets, such as intangible assets, goodwill and property and equipment, would be measured at fair value when an impairment charge is recognized.